Statement of changes in equity - ZAR (R) R in Millions	Shareholders' equity	Share capital	Share-based payment reserve	Investment fair value reserve	Foreign currency translation reserve	Cash flow hedge accounting reserve	Remeasurements on post-retirement benefit obligations	Retained earnings	Non-controlling interests in subsidiaries	Total
Balance at beginning of year (Previously reported) at Jun. 30, 2018	R 222,985	R 15,775	R (4,021)	R 43	R 28,500	R 180	R (1,844)	R 184,352	R 5,623	R 228,608
Balance at beginning of year (Revision) at Jun. 30, 2018	(1,777)							(1,777)		(1,777)
Balance at beginning of year at Jun. 30, 2018	221,208	15,775	(4,021)	43	28,500	180	(1,844)	182,575	5,623	226,831
Disposal of business	(52)				(52)					(52)
Movement in share-based payment reserve	1,552		1,552							1,552
Share-based payment expense	707		707							707
Sasol Khanyisa transaction	952		952							952
Deferred tax	(107)		(107)							(107)
Unwind of share-based transaction	(1,372)	(5,887)	3,452					1,063		(1,372)
Repurchase of shares		(5,887)	5,887
Final distribution to Sasol Inzalo Public	(1,372)							(1,372)		(1,372)
Shares-based payment reserve to retained earnings			(2,435)					2,435
Long-term incentives vested and settled			(573)					573
Total comprehensive (loss)/income for the year | Previously reported										7,162
Total comprehensive (loss)/income for the year | Revision										(909)
Total comprehensive (loss)/income for the year	4,468			89	1,530	(180)	(360)	3,389	1,785	6,253
Profit/(loss) | Previously reported										6,074
Profit/(loss) | Revision										(909)
Profit/(loss)	3,389							3,389	1,776	5,165
other comprehensive income/(loss) for the year	1,079			89	1,530	(180)	(360)		9	1,088
Dividends paid	(8,580)							(8,580)	(1,523)	(10,103)
Balance at end of year (Previously reported) at Jun. 30, 2019										225,795
Balance at end of year (Revision) at Jun. 30, 2019										(2,686)
Balance at end of year at Jun. 30, 2019	217,224	9,888	410	132	29,978		(2,204)	179,020	5,885	223,109
Adjustment on initial application of IFRS 16, net of tax at Jun. 30, 2019	(290)							(290)		(290)
Revised balance at beginning of year at Jun. 30, 2019	216,934	9,888	410	132	29,978		(2,204)	178,730	5,885	222,819
Movement in share-based payment reserve	1,938		1,938							1,938
Share-based payment expense	878		878							878
Sasol Khanyisa transaction	1,068		1,068							1,068
Deferred tax	(8)		(8)							(8)
Long-term incentives vested and settled			(614)					614
Total comprehensive (loss)/income for the year | Previously reported										(67,354)
Total comprehensive (loss)/income for the year | Revision										(645)
Total comprehensive (loss)/income for the year	(67,865)			(83)	25,871	(1,771)	(128)	(91,754)	(134)	(67,999)
Profit/(loss) | Previously reported										(91,272)
Profit/(loss) | Revision										(645)
Profit/(loss)	(91,754)							(91,754)	(163)	(91,917)
other comprehensive income/(loss) for the year	23,889			(83)	25,871	(1,771)	(128)		29	23,918
Dividends paid	(31)							(31)	(810)	(841)
Balance at end of year (Previously reported) at Jun. 30, 2020										159,248
Balance at end of year (Revision) at Jun. 30, 2020										(3,331)
Balance at end of year at Jun. 30, 2020	150,976	9,888	1,734	49	55,849	(1,771)	(2,332)	87,559	4,941	155,917
Liquidation of businesses	148							148		148
Taxation impact on disposal of investment	44							44		44
Movement in share-based payment reserve	1,945		1,945							1,945
Share-based payment expense	1,927		1,927							1,927
Deferred tax	18		18							18
Long-term incentives vested and settled			(890)					890
Sasol Khanyisa Tier 1 transaction vested and settled			(1,889)					1,889
Total comprehensive (loss)/income for the year	(6,578)			(10)	(17,097)	864	633	9,032	1,487	(5,091)
Profit/(loss)	9,032							9,032	1,500	10,532
other comprehensive income/(loss) for the year	(15,610)			(10)	(17,097)	864	633		(13)	(15,623)
Dividends paid	(46)							(46)	(446)	(492)
Balance at end of year at Jun. 30, 2021	R 146,489	R 9,888	R 900	R 39	R 38,752	R (907)	R (1,699)	R 99,516	R 5,982	R 152,471